JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Automobiles — 5.3%
Tesla, Inc. *	2,400	636,493
Banks — 1.1%
First Republic Bank	559	72,988
SVB Financial Group *	170	56,906
		129,894
Beverages — 1.2%
Constellation Brands, Inc., Class A	637	146,294
Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc. *	527	105,391
Exact Sciences Corp. *	948	30,802
Exelixis, Inc. *	3,140	49,228
Horizon Therapeutics plc *	1,637	101,341
Natera, Inc. *	1,045	45,782
Regeneron Pharmaceuticals, Inc. *	327	225,468
		558,012
Building Products — 1.5%
Trane Technologies plc	1,217	176,308
Capital Markets — 4.4%
Blackstone, Inc.	1,844	154,333
Charles Schwab Corp. (The)	2,501	179,764
Morgan Stanley	885	69,962
S&P Global, Inc.	402	122,674
		526,733
Commercial Services & Supplies — 1.1%
Copart, Inc. *	1,246	132,624
Communications Equipment — 0.7%
Arista Networks, Inc. *	714	80,612
Construction & Engineering — 1.9%
Quanta Services, Inc.	1,746	222,452
Electrical Equipment — 1.6%
AMETEK, Inc.	1,092	123,841
Hubbell, Inc.	298	66,393
		190,234
Electronic Equipment, Instruments & Components — 1.2%
Keysight Technologies, Inc. *	588	92,524
Zebra Technologies Corp., Class A *	201	52,572
		145,096
Energy Equipment & Services — 0.3%
Baker Hughes Co.	1,583	33,188
Entertainment — 0.5%
Take-Two Interactive Software, Inc. *	511	55,670

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 3.0%
Cooper Cos., Inc. (The)	347	91,561
Dexcom, Inc. *	997	80,251
Insulet Corp. *	327	75,101
Intuitive Surgical, Inc. *	560	104,981
		351,894
Health Care Providers & Services — 4.7%
Centene Corp. *	896	69,706
McKesson Corp.	386	131,069
UnitedHealth Group, Inc.	715	361,302
		562,077
Hotels, Restaurants & Leisure — 2.8%
Aramark	2,367	73,853
Booking Holdings, Inc. *	57	94,223
Hilton Worldwide Holdings, Inc.	1,015	122,401
Royal Caribbean Cruises Ltd. *	1,263	47,845
		338,322
Household Durables — 0.4%
Garmin Ltd.	613	49,251
Insurance — 1.2%
Progressive Corp. (The)	1,189	138,207
Interactive Media & Services — 5.1%
Alphabet, Inc., Class C *	5,602	538,610
Bumble, Inc., Class A *	3,221	69,218
		607,828
Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc. *	5,022	567,527
IT Services — 4.7%
Global Payments, Inc.	818	88,384
Globant SA *	434	81,226
Mastercard, Inc., Class A	1,212	344,401
MongoDB, Inc. *	234	46,502
		560,513
Life Sciences Tools & Services — 1.6%
Mettler-Toledo International, Inc. *	69	74,277
Thermo Fisher Scientific, Inc.	229	116,162
		190,439
Machinery — 2.7%
Deere & Co.	477	159,501
Ingersoll Rand, Inc.	2,284	98,796
Toro Co. (The)	763	65,983
		324,280
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	2,280	62,314

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	745	123,601
EOG Resources, Inc.	1,673	186,956
		310,557
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	408	88,077
Pharmaceuticals — 3.3%
Catalent, Inc. *	1,061	76,818
Eli Lilly & Co.	364	117,631
Jazz Pharmaceuticals plc *	714	95,158
Royalty Pharma plc, Class A	2,594	104,227
		393,834
Professional Services — 0.5%
Equifax, Inc.	360	61,768
Road & Rail — 0.4%
Old Dominion Freight Line, Inc.	206	51,172
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc. *	1,824	115,569
Entegris, Inc.	977	81,075
Lam Research Corp.	199	72,959
Marvell Technology, Inc.	1,655	70,995
NVIDIA Corp.	1,151	139,687
QUALCOMM, Inc.	1,296	146,474
SolarEdge Technologies, Inc. *	361	83,649
Wolfspeed, Inc. *	803	83,032
		793,440
Software — 17.3%
Atlassian Corp. plc, Class A *	329	69,162
Confluent, Inc., Class A *	2,940	69,892
Crowdstrike Holdings, Inc., Class A *	436	71,912
HubSpot, Inc. *	181	48,738
Intuit, Inc.	457	177,035
Microsoft Corp.	4,344	1,011,798
Palo Alto Networks, Inc. *	1,034	169,321
ServiceNow, Inc. *	288	108,859
Synopsys, Inc. *	412	125,723
Trade Desk, Inc. (The), Class A *	1,067	63,758
Zoom Video Communications, Inc., Class A *	1,244	91,558
Zscaler, Inc. *	346	56,890
		2,064,646
Specialty Retail — 2.1%
Burlington Stores, Inc. *	661	73,942
CarMax, Inc. *	788	52,057

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
National Vision Holdings, Inc. *	1,266	41,322
Tractor Supply Co.	473	87,882
		255,203
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	6,950	960,546
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	676	56,201
Total Common Stocks (Cost $8,637,721)		11,821,706
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $120,266)	120,266	120,314
Total Investments — 100.0% (Cost $8,757,987)		11,942,020
Other Assets Less Liabilities — 0.0% ^		4,029
NET ASSETS — 100.0%		11,946,049

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,942,020	$—	$—	$11,942,020

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$269,734	$810,740	$960,210	$17	$33	$120,314	120,266	$1,441	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	101,108	27,000	128,126	18	—	—	—	140	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	12,601	13,537	26,138	—	—	—	—	19	—
Total	$383,443	$851,277	$1,114,474	$35	$33	$120,314		$1,600	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.